TAXATION - PRC operations (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
TAXATION
(Loss) income before income taxes	¥ 482,652		¥ (2,482,795)	¥ (628,530)
Income tax (expenses) benefits computed at applicable tax rates (25%)	(120,663)		620,699	157,133
Non-deductible expenses	(13,564)		(700)	(72,156)
Research and development expenses	45,882		65,863	67,789
Preferential rate	19,729		(6,140)	(6,163)
Current and deferred tax rate differences	12,957		11,036	15,847
International rate differences	(45,239)		(101,585)	(75,119)
Tax exempted income	23,413		2,803	249
Foreign investment	(37,905)		(53,617)	(39,224)
Unrecognized tax benefits	(9,393)		(11,283)	(13,674)
Change in valuation allowance	(57,808)		(606,071)	(135,732)
Prior year provision to return true up	(49,853)		(34,759)	(28,949)
Others	1,785		620	3,465
Income tax expenses	¥ (234,229)	$ (32,089)	¥ (114,374)	¥ (133,464)